Schedule H - Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 43-1804048 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	false
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 4,123
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 4,123